Warrants (Details) - Warrants [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Risk Free Interest Rate at Date of Issuance	2.49%	1.83%
Volatility at Date of Issuance	70.35%	72.34%
Stock Price at Date of Issuance	$ 0.30	$ 0.32
8/20/2014 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date		5 years
Risk Free Interest Rate at Date of Issuance		1.50%
Volatility at Date of Issuance		96.00%
Stock Price at Date of Issuance		$ 0.63
2/13/2015 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date		5 years
Risk Free Interest Rate at Date of Issuance		1.28%
Volatility at Date of Issuance		100.00%
Stock Price at Date of Issuance		$ 0.34
5/22/2015 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date		5 years
Risk Free Interest Rate at Date of Issuance		1.28%
Volatility at Date of Issuance		107.58%
Stock Price at Date of Issuance		$ 0.29
10/15/2015 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date		5 years
Risk Free Interest Rate at Date of Issuance		1.71%
Volatility at Date of Issuance		58.48%
Stock Price at Date of Issuance		$ 0.22
10/26/2015 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date		5 years
Risk Free Interest Rate at Date of Issuance		1.71%
Volatility at Date of Issuance		60.47%
Stock Price at Date of Issuance		$ 0.21
12/21/2015 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date		5 years
Risk Free Interest Rate at Date of Issuance		1.75%
Volatility at Date of Issuance		58.48%
Stock Price at Date of Issuance		$ 0.21
12/28/2015 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date		5 years
Risk Free Interest Rate at Date of Issuance		1.75%
Volatility at Date of Issuance		58.48%
Stock Price at Date of Issuance		$ 0.16
1/15/2016 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date		5 years
Risk Free Interest Rate at Date of Issuance		1.76%
Volatility at Date of Issuance		58.48%
Stock Price at Date of Issuance		$ 0.17
5/3/2016 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date		5 years
Risk Free Interest Rate at Date of Issuance		1.25%
Volatility at Date of Issuance		51.15%
Stock Price at Date of Issuance		$ 0.21
6/13/2016 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date		5 years
Risk Free Interest Rate at Date of Issuance		1.14%
Volatility at Date of Issuance		51.12%
Stock Price at Date of Issuance		$ 0.17
6/29/2016 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date		5 years
Risk Free Interest Rate at Date of Issuance		1.01%
Volatility at Date of Issuance		48.84%
Stock Price at Date of Issuance		$ 0.17
8/17/2016 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date		5 years
Risk Free Interest Rate at Date of Issuance		1.15%
Volatility at Date of Issuance		51.55%
Stock Price at Date of Issuance		$ 0.15
11/4/2016 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date		5 years
Risk Free Interest Rate at Date of Issuance		1.66%
Volatility at Date of Issuance		47.48%
Stock Price at Date of Issuance		$ 0.16
12/12/2016 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date		5 years
Risk Free Interest Rate at Date of Issuance		1.90%
Volatility at Date of Issuance		48.54%
Stock Price at Date of Issuance		$ 0.19
8/19/2017 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date		5 years
Risk Free Interest Rate at Date of Issuance		1.81%
Volatility at Date of Issuance		64.71%
Stock Price at Date of Issuance		$ 0.35
11/13/2017 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date		5 years
Risk Free Interest Rate at Date of Issuance		2.08%
Volatility at Date of Issuance		66.24%
Stock Price at Date of Issuance		$ 0.29
4/27/2018 [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date	5 years
Risk Free Interest Rate at Date of Issuance	2.80%
Volatility at Date of Issuance	65.95%
Stock Price at Date of Issuance	$ 0.23
Maximum [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date	4 years 9 months 18 days	4 years 10 months 14 days
Minimum [Member]
Schedule of warrant liabilities valuation is based on the Black-Scholes option pricing model
Expected Term at Issuance Date	15 days	1 year 7 months 21 days